Other Gains / (Losses) - Net - Summary of Other Gains/(Losses) Net (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Realized gains / (losses) on derivatives(A)	€ 15	€ 5	€ 22	€ (3)
Unrealized gains / (losses) on derivatives at fair value through profit and loss-net(A)	11	(10)	(43)	18
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities-net		(1)	1	(5)
Gains on pension plan amendments(B)				22
Losses on disposal	(3)	(1)	(4)	(2)
Other	1		1	1
Total other gains / (losses)-net	€ 24	€ (7)	€ (23)	€ 31